Selected Statement of Operations Data - Geographical Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 752,517	$ 582,746	$ 439,995
China [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	223,120	202,836	177,304
Taiwan [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	170,297	98,405	74,807
North America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	98,387	87,900	43,042
Korea [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	59,299	55,607	72,333
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	108,074	54,004	18,605
Japan [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	45,044	44,840	33,676
Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 48,296	$ 39,154	$ 20,228